Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Other Intangible Assets

Note 8:	Other Intangible Assets

The carrying basis and accumulated amortization of recognized intangible assets at December 31, 2012 and 2011 were:

	2012		2011
($ in thousands)	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposits intangible	$5,451	$(4,302)	$5,451	$(3,680)
Customer relationship intangible	200	(130)	200	(122)
Banking intangibles	5,651	(4,432)	5,651	(3,802)

Purchased software - banking	978	(700)	679	(598)
Purchased software - data processing	164	(112)	162	(84)
Purchased software	1,142	(812)	841	(682)
Total	$6,793	$(5,244)	$6,492	$(4,484)

Amortization expense for Core Deposits and Other for the years ended December 31, 2012 and 2011 was $0.63 million and $0.74 million, respectively.  Amortization expense for purchased software for the years ended December 31, 2012 and 2011 was $0.13 million and $0.28 million, respectively.  At December 31, 2011 RDSI wrote-off software related to a specialized vendor.  Estimated amortization expense for each of the following five years is:

($ in thousands)	2013	2014	2015	2016	2017

Core deposit intangible	$574	$372	$201	$13	$11
Customer relationship intangible	7	6	6	5	5
Banking intangibles	581	378	207	18	16

Purchased software - Banking	89	81	62	52	9
Purchased software - Data Processing	19	16	3	-	-
Purchased Software	108	97	65	52	9
Total	$689	$476	$272	$70	$25